Note 14 - Earnings (Loss) per Common Share (Details) - Basic and Diluted Earnings (Loss) Per Share (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 14 - Earnings (Loss) per Common Share (Details) - Basic and Diluted Earnings (Loss) Per Share [Line Items]
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,001,288	3,946,314	3,853,491
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,310,166	4,030,652	3,853,491
Net income (loss) available to common shareholders (in Dollars)	$ 24,602	$ 3,460	$ (13,376)
Basic earnings (loss) per common share (in Dollars per share)	$ 6.15	$ 0.88	$ (3.47)
Diluted earnings (loss) per common share (in Dollars per share)	$ 5.71	$ 0.86	$ (3.47)
Employee Stock Option [Member]
Note 14 - Earnings (Loss) per Common Share (Details) - Basic and Diluted Earnings (Loss) Per Share [Line Items]
Options	266,391	0	0
Restricted Stock [Member]
Note 14 - Earnings (Loss) per Common Share (Details) - Basic and Diluted Earnings (Loss) Per Share [Line Items]
Restricted stock awards	42,487	84,338	0